Fees and Expenses - Tema Space Innovators ETF	Mar. 30, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.20%
Total Annual Fund Operating Expenses	0.95%
Fee Waiver/Expense Reimbursement(1)	0.20%	(2)
Total Annual Fund Operating Expenses After Fee Waiver	0.75%

(1)	Tema ETFs LLC (the “Adviser”) has contractually agreed to waive its management fee in an amount equal to any acquired fund fees and expenses attributable to the Fund’s investments in Special Purpose Vehicles that charge no management fee and no performance fee (“0/0 SPVs”), such that total annual fund operating expenses (excluding 12b-1 fees, interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) do not exceed 0.75% of the Fund’s average daily net assets until at least June 28, 2027, unless earlier terminated by the Board of Trustees (the “Board”) of Tema ETF Trust (the “Trust”) for any reason at any time. The Adviser may not terminate the fee waiver during the contractual period. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.
(2)	The amount shown reflects non-recurring transaction fees previously borne by the Fund in connection with its investment in 0/0 SPVs. These fees were incurred at the time of acquisition and do not represent ongoing or recurring expenses associated with those existing investments. The Fund does not expect to incur additional transaction fees with respect to those previously acquired investments. To the extent the Fund acquires interests in additional 0/0 SPVs in the future, transaction-related costs may be incurred at that time; such costs may differ from those reflected herein.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	$77	$240

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses table or in the Example above, may affect the Fund’s performance. Because the Fund is newly organized, there is no portfolio turnover to report.